Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

May 19, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:         ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819
Rule 485(a) Filing

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 162, Amendment No. 163 (the “Amendment”), to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed to reflect changes to Virtus WMC Global Factor Opportunities ETF’s (the “Fund”) name, principal investment strategies and principal risks.

The Trust intends, on or prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information relating to the Fund.

If you have any questions or comments regarding this Amendment, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:        William Smalley

Philadelphia | Washington | New York | Chicago